Financial instruments - fair values	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments - fair values

13	Financial instruments - fair values
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Fair values
Fair values vs carrying amounts
The following are the fair values and carrying amounts of financial assets and liabilities in the Unaudited Condensed Consolidated Statement of Financial Position at June 30:

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2025 $ 'millions	2025 $ 'millions	2024 $ 'millions	2024 $ 'millions
Assets
Regulatory deposits	17	17	14	14
Loans receivable	2	2	1	1
Advance for sportsbook software	120	120	117	117
Trade and other receivables	86	86	63	63
Restricted cash	10	10	9	9
Cash and cash equivalents	393	393	388	388
Fixed term deposits	16	16	14	14
Total	644	644	606	606

Liabilities
Lease liabilities	76	76	73	73
Derivative financial instruments	3	3	2	2
Trade and other payables	209	209	228	228
Customer liabilities (at fair value through profit/loss)	60	60	53	53
Dividends payable	—	—	75	75
Total	348	348	431	431

Net	296	296	175	175

13	Financial instruments - fair values (continued)
Fair value hierarchy
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: inputs for the asset or liability that are based on observable market data (i.e. observable inputs); and
•Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period. There have been no transfers between fair value hierarchy levels for the periods under consideration.
Financial instruments carried at amortized cost
All financial instruments measured at amortized cost approximate their fair value because the effective interest rate ("EIR") is not materially different to the applicable market rates during the term of these instruments.
Financial instruments carried at fair value through other comprehensive income
Investments in non-listed equity instruments (Level 3)
The Group holds non-controlling interests in an entity. These investments were irrevocably designated at fair value through other comprehensive income ("OCI") as the Group considers the investments to be strategic in nature.
Financial instruments carried at fair value through profit and loss
Derivative financial instruments (Level 3)
Customer Liabilities
Customer liabilities relating to open sports bets are fair valued as at period end to reflect the movement in odds between the date a bet was placed and the odds as at period end.